Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 31, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED MARCH 1, 2015, OF

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Effective September 1, 2015, the following text supplements the section of the fund's Summary Prospectus and Prospectus titled "Performance":

The fund compares its performance to the Alerian MLP Index, a float-adjusted, capitalization-weighted index of large- and mid-cap energy MLPs, which includes 50 prominent companies, and the S&P 500 Index, which is an unmanaged index of common stock that is frequently used as a general measure of stock market performance.

ClearBridge Energy MLP & Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 31, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED MARCH 1, 2015, OF

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Effective September 1, 2015, the following text supplements the section of the fund's Summary Prospectus and Prospectus titled "Performance":

The fund compares its performance to the Alerian MLP Index, a float-adjusted, capitalization-weighted index of large- and mid-cap energy MLPs, which includes 50 prominent companies, and the S&P 500 Index, which is an unmanaged index of common stock that is frequently used as a general measure of stock market performance.